Intangible assets and property, plant and equipment - PPE Activity - (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in intangible assets and goodwill
Beginning balance	€ 1,420	€ 1,420
Ending balance		1,356	€ 1,420
Changes in property, plant and equipment
Balance, at beginning of the period	27,675	27,675
Balance, at end of the period		27,343	27,675
Systems
Changes in property, plant and equipment
Balance, at beginning of the period	11,804	11,804	13,070
Balance, at end of the period		13,093	11,804
Services
Changes in property, plant and equipment
Balance, at beginning of the period	15,871	15,871	14,628
Balance, at end of the period		14,250	15,871
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	2,215	2,215	1,651
Adjusted	2,215
Additions		242	563
FX		1	1
Ending balance		2,458	2,215
Changes in property, plant and equipment
Balance, at beginning of the period	42,140	42,140	40,621
Adjusted	45,641
Additions		3,353	4,336
Disposals		7,606	2,983
Revaluation		(536)
Transfers		(123)
FX		390	166
Balance, at end of the period		41,119	42,140
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(795)	(795)	(540)
Additions		306	(255)
FX		(1)
Ending balance		(1,102)	(795)
Changes in property, plant and equipment
Balance, at beginning of the period	(14,465)	(14,465)	(12,672)
Additions		3,905	(3,251)
Disposals		(4,619)	(1,506)
Transfers		(27)
FX		51	48
Balance, at end of the period		(13,776)	(14,465)
Property, plant and equipment apart from those under operating leases
Changes in property, plant and equipment
Balance, at beginning of the period	27,526	27,526
Balance, at end of the period		27,343	27,526
Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	41,937	41,937	38,523
Adjusted	45,438
Additions		3,353	4,334
Disposals		7,565	2,983
Revaluation		(536)
Transfers		40	1,900
FX		389	163
Balance, at end of the period		41,119	41,937
Property, plant and equipment apart from those under operating leases | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(14,411)	(14,411)	(11,358)
Additions		3,901	(3,088)
Disposals		(4,601)	(1,506)
Transfers		13	1,425
FX		51	46
Balance, at end of the period		(13,776)	(14,411)
Property
Changes in property, plant and equipment
Balance, at beginning of the period	17,085	17,085
Balance, at end of the period		20,045	17,085
Property | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	18,909	18,909	18,703
Adjusted	22,018
Additions		1,651	152
Disposals		369
Revaluation		(534)
FX		119	54
Balance, at end of the period		22,885	18,909
Property | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(1,824)	(1,824)	(1,288)
Additions		1,095	(533)
Disposals		(83)
FX		4	3
Balance, at end of the period		(2,840)	(1,824)
Machinery
Changes in property, plant and equipment
Balance, at beginning of the period	9,047	9,047
Balance, at end of the period		5,779	9,047
Machinery | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	19,211	19,211	16,328
Adjusted	19,323
Additions		1,194	3,836
Disposals		6,769	2,964
Revaluation		(1)
Transfers		40	1,909
FX		245	102
Balance, at end of the period		14,032	19,211
Machinery | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(10,164)	(10,164)	(8,065)
Additions		2,198	(2,128)
Disposals		(4,162)	(1,494)
Transfers		13	1,425
FX		40	40
Balance, at end of the period		(8,253)	(10,164)
Other PPE
Changes in property, plant and equipment
Balance, at beginning of the period	1,378	1,378
Balance, at end of the period		1,459	1,378
Other PPE | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	3,801	3,801	3,484
Adjusted	4,081
Additions		449	329
Disposals		411	19
Revaluation		(1)
FX		24	7
Balance, at end of the period		4,142	3,801
Other PPE | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(2,423)	(2,423)	(2,005)
Additions		608	(427)
Disposals		(356)	(12)
FX		8	3
Balance, at end of the period		(2,683)	(2,423)
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period	16	16
Balance, at end of the period		60	16
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	16	16	8
Adjusted	16
Additions		59	17
Disposals		16
Transfers			(9)
FX		1
Balance, at end of the period		60	16
Leased assets
Changes in property, plant and equipment
Balance, at beginning of the period	149	149
Balance, at end of the period			149
Leased assets | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	203	203	2,098
Adjusted	203
Additions			2
Disposals		41
Transfers		(163)	(1,900)
FX		1	3
Balance, at end of the period			203
Leased assets | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(54)	(54)	(1,314)
Additions		4	(163)
Disposals		(18)
Transfers		(40)	(1,425)
FX			2
Balance, at end of the period			(54)
Application of IFRS 16 | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,501
Application of IFRS 16 | Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,501
Application of IFRS 16 | Property | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,109
Application of IFRS 16 | Machinery | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	112
Application of IFRS 16 | Other PPE | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	280
Software
Changes in intangible assets and goodwill
Beginning balance	787	787
Ending balance		611	787
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	1,446	1,446	1,004
Adjusted	1,446
Additions		94	230
Transfer		10	211
FX		1	1
Ending balance		1,551	1,446
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(659)	(659)	(431)
Additions		280	(228)
FX		(1)
Ending balance		(940)	(659)
Licenses
Changes in intangible assets and goodwill
Beginning balance	109	109
Ending balance		83	109
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	245	245	245
Adjusted	245
Ending balance		245	245
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(136)	(136)	(109)
Additions		26	(27)
Ending balance		(162)	(136)
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance	524	524
Ending balance		662	524
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	524	524	402
Adjusted	€ 524
Additions		148	333
Transfer		(10)	(211)
Ending balance		€ 662	€ 524